Financial risk management - Translation exposure (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Canadian dollar
FINANCIAL RISK MANAGEMENT
Impact of 10% change in foreign exchange rates	$ 22.2	$ 17.0
Mexican peso
FINANCIAL RISK MANAGEMENT
Impact of 10% change in foreign exchange rates	$ 0.2	$ 0.1